Risk Management Activities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	$ 55,000,000	$ 49,000,000
Financial assets pledged as collateral for liabilities or contingent liabilities	18,000,000	0
Derivative, contingent feature, additional collateral requirement	120,000,000	$ 85,000,000
Asset-backed debt instruments held	515,000,000
Debt instruments held	$ 1,000,000,000
Borrowings subject to floating interest rates	3.00%	7.00%		3.00%	7.00%
Sensitivity analysis used by management for the foreign exchange differences from functional currency	$ 0.03	$ 0.03	$ 0.03
Borrowings	$ 3,267,000,000	3,361,000,000
Target percentage of hedged forecasted foreign operating cash flows over four year period	60.00%
Target percentage of hedged forecasted foreign operating cash flows, current period	90.00%
Target percentage of hedged forecasted foreign operating cash flows, next year	70.00%
Target percentage of hedged forecasted foreign operating cash flows, third year	50.00%
Target percentage of hedged forecasted foreign operating cash flows, fourth year	30.00%
Maximum exposure to credit risk	$ 37,000,000	22,000,000
Other comprehensive income that will be reclassified to profit or loss, net of tax	(222,000,000)	(90,000,000)	(19,000,000)
Gains (losses) on change in fair value of derivatives	97,000,000	43,000,000	33,000,000
Gains on change in fair value of derivatives	6,000,000	11,000,000	24,000,000
Unrealised loss on change in fair value of derivatives		2,000,000
Unrealised gains on change in fair value of derivatives	4,000,000		6,000,000
Net realized gains on change in fair value of derivatives	2,000,000	13,000,000	18,000,000
Unrealized pre-tax gains (losses)	(1,000,000)	1,000,000	1,000,000
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 25,000,000
Long-term debt | Net investment hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 370	$ 370
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 150,000,000		400
Bond, forward yield		1.20%
Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				150
Bond Lock Agreement [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 75,000,000		150
Bond, interest rate	1.375%	5.75%
Commodity Price Risk - Proprietary Trading [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 2,000,000	$ 1,000,000	1,000,000
Commodity Price Risk - Generation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33,000,000	12,000,000	25,000,000
Commodity Price Risk - Generation - Mark To Market Value [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 51,000,000	$ 15,000,000	$ 8,000,000
Interest rate risk | Interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				150	$ 150
Borrowings				$ 400
Interest rate risk | Interest rate swap | Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivate, fixed interest rate	0.94%	0.94%
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	$ 356,000,000	$ 163,000,000